Balance Sheet Information Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Accounts Receivable, Net, Current [Abstract]
Customers	$ 168,106	$ 137,950	$ 154,949
Allowances for cash discounts, bad debts and returns	(5,707)	(5,149)	(5,440)	(5,214)	(3,826)
Subtotal	162,399	132,801	149,509
Other receivables	6,517	11,083	10,472
Total	$ 168,916	$ 143,884	$ 159,981